Summary of Significant Accounting Policies (Details Narrative) (USD $)	3 Months Ended	9 Months Ended
	Sep. 30, 2014	Sep. 30, 2014	Dec. 31, 2013
Cash and Cash Equivalents	2,419,667	2,419,667	$ 888,704
Dilutive Warrants [Member]
Dilutive warrants	543,275
Potentially dilutive warrants and options [Member]
Potentially dilutive warrants and options	2,357,275	2,112,995
Dilutive Warrants [Member]
Dilutive warrants		592,204